Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 2,883,349	$ 960,032
Accounts receivable, net	128,834	119
Prepaid expenses	112,074	50,188
Assets of discontinued operations	6,500	5,363,728
Total current assets	7,372,675	6,382,071
Lease merchandise, net	4,241,918	8,004
PROPERTY AND EQUIPMENT, net	1,051,697	58,079
OTHER ASSETS:
Intangible assets, net	26,492	30,760
Security deposits	55,003	9,485
Total other assets	81,495	40,245
Total Assets	8,505,867	6,480,395
CURRENT LIABILITIES:
Accounts payable	836,792	20,349
Accrued payroll and related taxes	131,596	68,140
Accrued expenses	197,584	3,693
Loans payable to shareholder	1,000,000
Liabilities of discontinued operations	7,626	3,331,955
Total current liabilities	2,173,598	3,424,137
COMMITMENTS AND CONTINGENCIES (Note 10)
STOCKHOLDERS' EQUITY
PREFERRED STOCK, $0.001 par value- authorized 10,000,000 shares, issued and outstanding 342,219 in 2014 and 376,387 in 2013 at $5.00 stated value	1,711,095	1,881,935
COMMON STOCK, $0.0001 par value- authorized 65,000,000 shares issued andoutstanding 35,015,322 in 2014 and 21,148,862 in 2013	3,502	2,115
ADDITIONAL PAID IN CAPITAL	14,513,433	7,337,636
ACCUMULATED DEFICIT	(9,895,761)	(6,165,428)
Total Stockholders' Equity	6,332,269	3,056,258
Total Liabilities and Stockholder's Equity	$ 8,505,867	$ 6,480,395